Stockholders' Equity (Summary Of Warrants Outstanding) (Details) (USD $)	0 Months Ended		12 Months Ended
	Apr. 24, 2013	Jul. 31, 2014	Jul. 31, 2014 03/03/15 [Member]	Jul. 31, 2014 01/13/16 [Member]	Jul. 31, 2014 06/26/16 [Member]	Jul. 31, 2014 07/10/16 [Member]	Jul. 31, 2014 12/14/16 [Member]	Jul. 31, 2014 12/24/16 [Member]	Jul. 31, 2014 02/24/17 [Member]	Jul. 31, 2014 09/17/17 [Member]	Jul. 31, 2014 01/24/18 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.65		$ 16.80	$ 3.52	$ 0.50	$ 0.50	$ 3.61	$ 0.20	$ 1.00	$ 1.38	$ 0.83
Class of Warrant or Right, Outstanding		849,012	52,836	81,280	41,667	50,000	25,000	9,709	100,000	113,520	375,000